Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxes on Income [Line Items]
Federal tax rate		0.00%
Operating Loss Carryforwards (in Dollars)		$ 30,914
Deferred Tax Assets, Capital Loss Carryforwards (in Dollars)		$ 397
E ffective tax rate		1.40%	5.90%	4.40%
Beamr Inc [Member]
Taxes on Income [Line Items]
Federal tax rate		21.00%
Israel Tax Authority [Member]
Taxes on Income [Line Items]
Federal tax rate		23.00%
Forecast [Member]
Taxes on Income [Line Items]
Federal tax rate	5.00%